UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rima Management, L.L.C.

Address:  110 East 55th Street, Suite 1600
          New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George Malikotsis
Title:    Vice President
Phone:    (514) 281-8082

Signature, Place and Date of Signing:


/s/ George Malikotsis                New York, NY             November 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:   104

Form 13F Information Table Value Total:   261,790
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1.        028-11888                Senvest International LLC

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE SHARED   NONE
--------------                 --------------    -----       -------   -------   --- ----    ----------    -----  ---- ------   ----
ACACIA RESH CORP               ACACIA TCH COM   003881307     132         43,556 SH        SHARED-DEFINED  1              43,556
ADVANCED LIFE SCIENCES HLDGS   COM              00765H107    1460      1,802,599 SH        SHARED-DEFINED  1           1,802,599
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101     854         63,910 SH        SHARED-DEFINED  1              63,910
ALVARION LTD                   SHS              M0861T100     117         20,184 SH        SHARED-DEFINED  1              20,184
AMICAS INC                     COM              001712108     219         89,972 SH        SHARED-DEFINED  1              89,972
AMPAL AMERN ISRAEL CORP        CL A             032015109      38         12,300 SH        SHARED-DEFINED  1              12,300
ANTHRACITE CAP INC             COM              037023108    1145        213,527 SH        SHARED-DEFINED  1             213,527
ARACRUZ CELULOSE S A           SPON ADR PFD B   038496204     294          8,000 SH        SHARED-DEFINED  1               8,000
ARENA PHARMACEUTICALS INC      COM              040047102    7528      1,505,625 SH        SHARED-DEFINED  1           1,505,625
ARIES MARITIME TRNSPRT LTD     SHS              G0474B105     630        299,848 SH        SHARED-DEFINED  1             299,848
AUDIOCODES LTD                 ORD              M15342104    7156      2,839,866 SH        SHARED-DEFINED  1           2,839,866
BBVA BANCO FRANCES S A         SPONSORED ADR    07329M100     514        107,800 SH        SHARED-DEFINED  1             107,800
CAPITAL TRUST INC MD           CL A NEW         14052H506     448         28,916 SH        SHARED-DEFINED  1              28,916
CARDIOME PHARMA CORP           COM NEW          14159U202    8539      1,123,606 SH        SHARED-DEFINED  1           1,123,606
CASUAL MALE RETAIL GRP INC     COM              148711104     551        140,300 SH        SHARED-DEFINED  1             140,300
CERADYNE INC                   COM              156710105     385         10,500 SH        SHARED-DEFINED  1              10,500
CEVA INC                       COM              157210105    8030        967,485 SH        SHARED-DEFINED  1             967,485
CLARIENT INC                   COM              180489106     475        269,846 SH        SHARED-DEFINED  1             269,846
COEUR D ALENE MINES CORP IDA   COM              192108108      41         27,000 SH        SHARED-DEFINED  1              27,000
COMMTOUCH SOFTWARE LTD         SHS NEW          M25596202      46         18,933 SH        SHARED-DEFINED  1              18,933
CUISINE SOLUTIONS INC          COM              229904107      66         27,000 SH        SHARED-DEFINED  1              27,000
DESCARTES SYS GROUP INC        COM              249906108      82         21,000 SH        SHARED-DEFINED  1              21,000
DESIGN WITHIN REACH INC        COM              250557105     125         36,450 SH        SHARED-DEFINED  1              36,450
DYAX CORP                      COM              26746E103    3060        695,394 SH        SHARED-DEFINED  1             695,394
ECTEL LTD                      ORD              M29925100     290        216,366 SH        SHARED-DEFINED  1             216,366
ELBIT SYS LTD                  ORD              M3760D101     264          5,117 SH        SHARED-DEFINED  1               5,117
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3     276        500,000 SH        SHARED-DEFINED  1             500,000
ENCORE CAP GROUP INC           COM              292554102    5016        366,149 SH        SHARED-DEFINED  1             366,149
EPIX PHARMACEUTICALS INC       COM NEW          26881Q309     331        321,045 SH        SHARED-DEFINED  1             321,045
FIFTH STREET FINANCE CORP      COM              31678A103    1841        183,196 SH        SHARED-DEFINED  1             183,196
FLEXTRONICS INTL LTD           ORD              Y2573F102    3752        529,944 SH        SHARED-DEFINED  1             529,944
GOLDMAN SACHS GROUP INC        COM              38141G104    4403         34,400 SH        SHARED-DEFINED  1              34,400
GRAMERCY CAP CORP              COM              384871109     424        163,665 SH        SHARED-DEFINED  1             163,665
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208    1711         98,064 SH        SHARED-DEFINED  1              98,064
HAYES LEMMERZ INTL INC         COM NEW          420781304      59         21,713 SH        SHARED-DEFINED  1              21,713
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     312        286,682 SH        SHARED-DEFINED  1             286,682
IMMERSION CORP                 COM              452521107    2421        415,913 SH        SHARED-DEFINED  1             415,913
INTERNATIONAL ROYALTY CORP     COM              460277106    1258        405,700 SH        SHARED-DEFINED  1             405,700
IRWIN FINL CORP                COM              464119106      79         20,000 SH        SHARED-DEFINED  1              20,000
ISHARES INC                    MSCI JAPAN       464286848     267         25,000 SH        SHARED-DEFINED  1              25,000
ISTAR FINL INC                 COM              45031U101    2129        818,965 SH        SHARED-DEFINED  1             818,965
JACADA LTD                     ORD              M6184R101    1512        397,960 SH        SHARED-DEFINED  1             397,960
LUNDIN MINING CORP             COM              550372106     158         50,000 SH        SHARED-DEFINED  1              50,000
MAGAL SECURITY SYS LTD         ORD              M6786D104     421         48,100 SH        SHARED-DEFINED  1              48,100
MAGUIRE PPTYS INC              COM              559775101     155         25,955 SH        SHARED-DEFINED  1              25,955
MERIDIAN RESOURCE CORP         COM              58977Q109     365        198,309 SH        SHARED-DEFINED  1             198,309
METALINK LTD                   ORD              M69897102      45         78,940 SH        SHARED-DEFINED  1              78,940
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    4872         70,945 SH        SHARED-DEFINED  1              70,945
MORGAN STANLEY                 COM NEW          617446448    4681        203,500 SH        SHARED-DEFINED  1             203,500
MRV COMMUNICATIONS INC         COM              553477100      39         33,000 SH        SHARED-DEFINED  1              33,000
MULTIBAND CORP                 COM NEW          62544X209      49         31,200 SH        SHARED-DEFINED  1              31,200
NBTY INC                       COM              628782104     233          7,901 SH        SHARED-DEFINED  1               7,901
NEKTAR THERAPEUTICS            COM              640268108     473        131,800 SH        SHARED-DEFINED  1             131,800
NEUROMETRIX INC                COM              641255104      11         10,576 SH        SHARED-DEFINED  1              10,576
NII HLDGS INC                  CL B NEW         62913F201   24850        655,335 SH        SHARED-DEFINED  1             655,335
NOBLE CORPORATION              SHS              G65422100     294          6,700 SH        SHARED-DEFINED  1               6,700
NORTHSTAR RLTY FIN CORP        COM              66704R100    6186        798,227 SH        SHARED-DEFINED  1             798,227
NOVA MEASURING INSTRUMENTS L   COM              M7516K103    1557      1,059,080 SH        SHARED-DEFINED  1           1,059,080
ODYSSEY MARINE EXPLORATION I   COM              676118102     541        119,213 SH        SHARED-DEFINED  1             119,213
ON TRACK INNOVATION LTD        SHS              M8791A109     193         67,088 SH        SHARED-DEFINED  1              67,088
OPTIBASE LTD                   ORD              M7524R108      28         20,740 SH        SHARED-DEFINED  1              20,740
ORBOTECH LTD                   ORD              M75253100     923        115,514 SH        SHARED-DEFINED  1             115,514
PC-TEL INC                     COM              69325Q105     341         36,585 SH        SHARED-DEFINED  1              36,585
PFIZER INC                     COM              717081103     278         15,100 SH        SHARED-DEFINED  1              15,100
PHARMACOPEIA INC               COM              7171EP101     803        538,819 SH        SHARED-DEFINED  1             538,819
PHILLIPS VAN HEUSEN CORP       COM              718592108   14565        384,205 SH        SHARED-DEFINED  1             384,205
PHOTOMEDEX INC                 COM              719358103      79        182,600 SH        SHARED-DEFINED  1             182,600
PRIMEDIA INC                   COM NEW          74157K846      71         29,206 SH        SHARED-DEFINED  1              29,206
PROSHARES TR                   REAL EST PRO     74347R552   15335        199,185 SH        SHARED-DEFINED  1             199,185
QUEST RESOURCE CORP            COM NEW          748349305     509        191,293 SH        SHARED-DEFINED  1             191,293
QUICKLOGIC CORP                COM              74837P108     332        316,332 SH        SHARED-DEFINED  1             316,332
QUIKSILVER INC                 COM              74838C106   11958      2,083,265 SH        SHARED-DEFINED  1           2,083,265
RADIAN GROUP INC               COM              750236101    2236        443,599 SH        SHARED-DEFINED  1             443,599
RADVISION LTD                  ORD              M81869105     131         21,800 SH        SHARED-DEFINED  1              21,800
RADWARE LTD                    ORD              M81873107   10457      1,255,307 SH        SHARED-DEFINED  1           1,255,307
RAM ENERGY RESOURCES INC       COM              75130P109    3410      1,179,925 SH        SHARED-DEFINED  1           1,179,925
RAMTRON INTL CORP              COM NEW          751907304     648        235,531 SH        SHARED-DEFINED  1             235,531
RF MICRODEVICES INC            COM              749941100      58         20,000 SH        SHARED-DEFINED  1              20,000
SADIA S A                      SPON ADR PFD     786326108     619         66,100 SH        SHARED-DEFINED  1              66,100
SANDISK CORP                   COM              80004C101   39155      2,002,822 SH        SHARED-DEFINED  1           2,002,822
SAPIENS INTL CORP N V          SHS NEW          N7716A151      38         18,600 SH        SHARED-DEFINED  1              18,600
SILICON STORAGE TECHNOLOGY I   COM              827057100      75         23,000 SH        SHARED-DEFINED  1              23,000
SOVEREIGN BANCORP INC          COM              845905108      40         10,000 SH        SHARED-DEFINED  1              10,000
SPDR GOLD TRUST                GOLD SHS         78463V107    1786         21,000 SH        SHARED-DEFINED  1              21,000
STANDARD PAC CORP NEW          COM              85375C101     100         20,294 SH        SHARED-DEFINED  1              20,294
SUMTOTAL SYS INC               COM              866615107    1207        295,064 SH        SHARED-DEFINED  1             295,064
SUPERTEX INC                   COM              868532102   24780        879,969 SH        SHARED-DEFINED  1             879,969
TERRESTAR CORP                 COM              881451108     153        152,600 SH        SHARED-DEFINED  1             152,600
THORNBURG MTG INC              COM              885218107       8         28,049 SH        SHARED-DEFINED  1              28,049
TLC VISION CORP                COM              872549100       7         10,000 SH        SHARED-DEFINED  1              10,000
TOWER SEMICONDUCTOR LTD        ORD              M87915100      39         74,279 SH        SHARED-DEFINED  1              74,279
TTI TEAM TELECOM INTL LTD      ORD              M88258104    1812      1,332,005 SH        SHARED-DEFINED  1           1,332,005
US GOLD CORPORATION            COM PAR $0.10    912023207     172        130,000 SH        SHARED-DEFINED  1             130,000
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     908          9,000 SH        SHARED-DEFINED  1               9,000
VALUEVISION MEDIA INC          CL A             92047K107      45         24,400 SH        SHARED-DEFINED  1              24,400
VICAL INC                      COM              925602104     645        298,840 SH        SHARED-DEFINED  1             298,840
VICOR CORP                     COM              925815102    3935        443,144 SH        SHARED-DEFINED  1             443,144
VISTEON CORP                   COM              92839U107    4141      1,784,893 SH        SHARED-DEFINED  1           1,784,893
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     597         27,000 SH        SHARED-DEFINED  1              27,000
WHOLE FOODS MKT INC            COM              966837106    1481         73,963 SH        SHARED-DEFINED  1              73,963
WILLBROS GROUP INC             COM              969199108     504         19,000 SH        SHARED-DEFINED  1              19,000
WINN DIXIE STORES INC          COM NEW          974280307     183         13,180 SH        SHARED-DEFINED  1              13,180
WYNDHAM WORLDWIDE CORP         COM              98310W108    3002        191,089 SH        SHARED-DEFINED  1             191,089
ZENITH NATL INS CORP           COM              989390109     793         21,632 SH        SHARED-DEFINED  1              21,632

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